HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)				12 Months Ended
	Jul. 05, 2022	Dec. 27, 2021	Oct. 08, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018
Warrant exercise price				$ 1.10
Stock Issued During Period, Shares, Acquisitions					2,000,000
[custom:AcquiredInprocessResearchAndDevelopmentThroughIssuanceOfCommonStock]					$ 2,000,000
Retained Earnings (Accumulated Deficit)				11,109,195	9,018,306
Liabilities				$ 1,405,813	1,069,357
Private Placement [Member]
Proceeds from Issuance of Private Placement					$ 60,500
Common Stock [Member]
Stock Issued During Period, Shares, New Issues					60,500
Related Party [Member]
[custom:PercentageOfLiabilities-0]				33.00%	50.00%
Other Liabilities				$ 457,534	$ 109,185
Sanovas Ophthalmology LLC [Member]
Other Liabilities				$ 3,000
Stock Issued During Period, Shares, New Issues				363,362	939,802	27,000,000
Repayments of Related Party Debt				$ 1,090,087	$ 939,802
Option Exchange Agreement [Member] | Diopsys Inc [Member]
Options to purchase common stock, percentage			10.00%
Option Exchange Agreement [Member] | Diopsys Inc [Member]
Options to purchase common stock, percentage			10.00%
Exchange Agreement [Member] | DNA/GPS Inc [Member]
Stock Issued During Period, Shares, Acquisitions	2,000,000
Exchange Agreement [Member] | DNA/GPS Inc [Member] | In Process Research and Development [Member]
[custom:AcquiredInprocessResearchAndDevelopmentThroughIssuanceOfCommonStock]					2,000,000
Legal Fees					$ 32,889
Exchange Agreement [Member] | Common Stock [Member]
Common stock exchanged for warrants		28,014,540
Exchange Agreement [Member] | Pre-funded Warrant [Member]
Warrant issued to purchase common stock		28,014,540
Warrant exercise price		$ 0.0001